Parent Company Only Condensed Financial Information - Summary of Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 26,773,902	$ 15,660,786
Amounts due from subsidiaries-current	2,215,672	1,671,220
Prepayments and other current assets	6,497,363	3,228,984
Total current assets	54,410,523	39,745,097
Non-current assets
Total non current assets	2,727,275	1,214,815
Total assets	57,137,798	40,959,912
Current liabilities
Convertible debts		12,516,331
Accrued expenses and other current liabilities	5,860,907	5,027,620
Total current liabilities	26,187,771	30,727,560
Total liabilities	27,628,914	30,979,594
MEZZANINE EQUITY
Total mezzanine equity		40,017,013
SHAREHOLDERS' (DEFICIT) EQUITY:
Ordinary shares		8,062
Series Seed preference shares		2,000,000
Additional paid - in capital	79,883,038	6,563,764
Accumulated other comprehensive income	1,975,487	1,824,365
Accumulated deficit	(52,373,422)	(40,432,886)
Total shareholders' (deficit) equity	29,508,884	(30,036,695)	$ (28,046,016)	$ (30,710,182)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	57,137,798	40,959,912
Series Angel Preference Shares
MEZZANINE EQUITY
Total mezzanine equity		1,176,340
Series Angel Redeemable Preference Shares
MEZZANINE EQUITY
Total mezzanine equity		1,176,340
Series A Redeemable Preference Shares
MEZZANINE EQUITY
Total mezzanine equity		8,043,015
Series A+ Redeemable Preference Shares
MEZZANINE EQUITY
Total mezzanine equity		3,795,370
Series B Redeemable Preference Shares
MEZZANINE EQUITY
Total mezzanine equity		25,825,948
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY:
Ordinary shares	16,368
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY:
Ordinary shares	7,413
Parent Company
Current assets
Cash	8,300,344	1,301,490
Amounts due from subsidiaries-current	8,162,028	17,239,775
Prepayments and other current assets	4,463,506	1,637,278
Total current assets	20,925,878	20,178,543
Non-current assets
Amounts due from subsidiaries -non-current	38,465,944	25,463,152
Total non current assets	38,465,944	25,463,152
Total assets	59,391,822	45,641,695
Current liabilities
Convertible debts		12,516,331
Net liabilities in subsidiaries	18,194,078	13,966,796
Amounts due to a subsidiary	9,871,978	9,022,846
Accrued expenses and other current liabilities	1,816,882	155,404
Total current liabilities	29,882,938	35,661,377
Total liabilities	29,882,938	35,661,377
MEZZANINE EQUITY
Total mezzanine equity		40,017,013
SHAREHOLDERS' (DEFICIT) EQUITY:
Ordinary shares		8,062
Series Seed preference shares		2,000,000
Additional paid - in capital	79,883,038	6,563,764
Accumulated other comprehensive income	1,975,487	1,824,365
Accumulated deficit	(52,373,422)	(40,432,886)
Total shareholders' (deficit) equity	29,508,884	(30,036,695)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	59,391,822	45,641,695
Parent Company | Series Angel Preference Shares
MEZZANINE EQUITY
Total mezzanine equity		1,176,340
Parent Company | Series Angel Redeemable Preference Shares
MEZZANINE EQUITY
Total mezzanine equity		1,176,340
Parent Company | Series A Redeemable Preference Shares
MEZZANINE EQUITY
Total mezzanine equity		8,043,015
Parent Company | Series A+ Redeemable Preference Shares
MEZZANINE EQUITY
Total mezzanine equity		3,795,370
Parent Company | Series B Redeemable Preference Shares
MEZZANINE EQUITY
Total mezzanine equity		$ 25,825,948
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY:
Ordinary shares	16,368
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY:
Ordinary shares	$ 7,413